FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Marketable securities	$ 544	$ 571
Restricted cash	83	165
Derivative assets	95	185
Loans and notes receivable	328	396
Other financial assets	180	220
Total current	1,230	1,537
Non-current
Marketable securities	3,093	2,333
Restricted cash	68	63
Derivative assets	135	337
Loans and notes receivable	5,774	5,734
Other financial assets	2,183	2,367
Total non-current	11,253	10,834
Loans and notes receivable	$ 5,110	$ 5,014